Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Domestic and Foreign Income (Loss) Before Income Taxes
Domestic and foreign income (loss) before income taxes consists of the following for the years ended December 31:

(in thousands)	2022	2021
Domestic	$(14,551)	$(19,582)
Foreign	35	37
Loss before income taxes	$(14,516)	$(19,545)

Components of Income Tax Expense
The components of income tax expense consist of the following for the years ended December 31:

(in thousands)	2022	2021
Current:
United States and state	$—	$—
Foreign, net	(9)	(9)
Deferred:
United States and state	—	—
Foreign	—	—
Total income tax expense	$(9)	$(9)

Actual Income Tax Expense Differs from Statutory Federal Income Tax Expense
Actual income tax expense differs from statutory federal income tax expense as follows for the years ended December 31:

(in thousands)	2022	2021
Statutory federal income tax benefit	$3,048	$4,109
State tax benefit, net of federal taxes	783	560
Foreign tax	(1)	(1)
Nondeductible/nontaxable items	548	(220)
Other	(41)	406
Valuation allowance (increase) decrease	(4,346)	(4,863)
Total income tax expense	$(9)	$(9)

Deferred Taxes
Deferred taxes consist of the following as of December 31:

(in thousands)	2022	2021
Deferred tax assets:
Noncurrent:
Accrued leave	$397	$59
Stock based compensation	360	368
Net operating loss carryforward	45,405	42,363
Other	42	131
Intangibles	1,786	723
R&D credit carryforward	531	531
Total deferred tax assets	48,521	44,175
Less: valuation allowance	(48,521)	(44,175)
Total	$—	$—